Deferred tax (Tables)	12 Months Ended
Dec. 31, 2023
Deferred tax
Schedule of movement in deferred tax assets and liabilities

	Assets	Liabilities	Total
	$’m	$’m	$’m
At January 1, 2021*	151	(266)	(115)
Credited/(charged) to the income statement (note 7)*	26	(34)	(8)
Charged to other comprehensive income	(5)	(12)	(17)
Exchange	(6)	10	4
At December 31, 2021*	166	(302)	(136)
Credited/(charged) to the income statement (note 7)*	75	(60)	15
(Charged)/credited to other comprehensive income	(21)	25	4
Exchange	(4)	17	13
At December 31, 2022	216	(320)	(104)
Credited/(charged) to the income statement (note 7)	60	(36)	24
Charged to other comprehensive income	4	4	8
Exchange	3	(5)	(2)
At December 31, 2023	283	(357)	(74)

* Prior period comparatives are re-presented due to amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction. There is no impact on prior year comparatives on a net basis.

Schedule of components of deferred tax assets and liabilities

	At December 31,
	2023	2022
	$’m	$’m
Tax losses	39	25
Employee benefit obligations	23	18
Depreciation timing differences (including leases)*	147	118
Provisions	29	32
Other	45	23
	283	216
Available for offset*	(221)	(162)
Deferred tax assets	62	54
Intangible assets	(101)	(108)
Accelerated depreciation and other fair value adjustments (including leases)*	(240)	(190)
Other	(16)	(22)
	(357)	(320)
Available for offset*	221	162
Deferred tax liabilities	(136)	(158)

* Prior period comparatives are re-presented due to amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction. There is no impact on prior year comparatives on a net basis.

Schedule of Tax credit recognized in income statement

	Year ended
	December 31,
	2023	2022	2021
	$’m	$’m	$’m
Tax losses	14	15	7
Employee benefit obligations	3	3	2
Depreciation timing differences (including leases)*	26	38	16
Provisions	(3)	8	2
Other deferred tax assets	20	11	(1)
Intangible assets	10	13	22
Accelerated depreciation and other fair value adjustments (including leases)*	(49)	(68)	(43)
Other deferred tax liabilities	3	(5)	(13)
	24	15	(8)

* Prior period comparatives are re-presented due to amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction. There is no impact on prior year comparatives on a net basis.